Consolidated Statements of Changes in Shareholders Equity (Deficit) - USD ($)	Total	Number of Common Shares	Accumulated Deficit [Member]	Accumulated other comprehensive income [Member]
Balance, shares at Jun. 30, 2020		53,649,481
Balance, amount at Jun. 30, 2020	$ (910,616)	$ 103,901,775	$ (104,933,066)	$ 120,675
Statement [Line Items]
Private placement of common shares, shares		41,372,165
Private placement of common shares, amount	19,976,571	$ 19,976,571	0	0
Cost of issue of private placement of common shares	(113,446)	(113,446)	0	0
Reclassification as warrant liability	(12,921,861)	$ (12,921,861)	0	0
Shares issued on exercise of stock options, shares		802,174
Shares issued on exercise of stock options, amount	560,406	$ 560,406	0	0
Restricted share units expensed over vesting period	966,768	$ 966,768	0	0
Shares issued on exercise of warrants, shares		1,842,997
Shares issued on exercise of warrants, amount	1,108,200	$ 1,108,200	0	0
Reclassification of warrant liability to equity on exercise of warrants	4,236,116	$ 4,236,116	0	0
Shares issued on conversion of restricted share units, shares		517,443
Shares issued on conversion of restricted share units, amount	0	$ 0	0	0
Stock options granted under long-term incentive plan	2,777,403	2,777,403	0	0
Net loss for the year	(41,960,484)	0	(41,960,484)	0
Cumulative translation adjustment	134,639	$ 0	0	134,639
Balance, shares at Jun. 30, 2021		98,184,260
Balance, amount at Jun. 30, 2021	(26,146,304)	$ 120,491,932	(146,893,550)	255,314
Statement [Line Items]
Shares issued on exercise of stock options, shares		875,000
Shares issued on exercise of stock options, amount	577,500	$ 577,500	0	0
Restricted share units expensed over vesting period	342,879	$ 342,879	0	0
Shares issued on exercise of warrants, shares		2,689,836
Shares issued on exercise of warrants, amount	1,530,192	$ 1,530,192	0	0
Reclassification of warrant liability to equity on exercise of warrants	4,462,156	$ 4,462,156	0	0
Shares issued on conversion of restricted share units, shares		123,518
Shares issued on conversion of restricted share units, amount	(70,190)	$ (70,190)	0	0
Stock options granted under long-term incentive plan	43,050	43,050	0	0
Net loss for the year	16,120,203	0	16,120,203	0
Cumulative translation adjustment	76,154	$ 0	0	76,154
Balance, shares at Jun. 30, 2022		101,872,614
Balance, amount at Jun. 30, 2022	$ (3,064,360)	$ 127,377,519	$ (130,773,347)	$ 331,468